Trade accounts receivable - Summary of Trade Accounts Receivable Outstanding (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Trade Receivables [Line Items]
Total trade accounts receivable	€ 2,685	€ 2,564
At cost
Disclosure Of Trade Receivables [Line Items]
Total trade accounts receivable	2,743	2,622
Allowance for doubtful accounts
Disclosure Of Trade Receivables [Line Items]
Total trade accounts receivable	€ (58)	€ (58)